Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees (Details) - Sep. 30, 2022 - Property Management Fees
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
Remainder of 2022	¥ 3,228	$ 454
2023	6,844	962
2024	5,611	789
2025	5,270	741
2026 and thereafter	30,077	4,228
Future minimum payments under non-cancelable agreements	¥ 51,030	$ 7,174